Employee Benefits - Stock Appreciation Rights Plan (Details) - USD ($) $ in Thousands		12 Months Ended
	May 18, 2007	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 14, 2014
Stock Appreciation Rights Plan
Share-based Compensation		$ 1,587	$ 707	$ 964
Total stock-based compensation expense		1,600	$ 707	$ 204
Restricted Stock
Stock Appreciation Rights Plan
Share-based Compensation		$ 787
SAR Plan
Stock Appreciation Rights Plan
Number of units authorized for issuance	200,000
Term of awards	10 years
Units outstanding		93,000	103,000
Total stock-based compensation expense		$ 335
2014 Plan
Stock Appreciation Rights Plan
Number of units authorized for issuance					1,273,838
2014 Plan | Restricted Stock
Stock Appreciation Rights Plan
Units Issued		275,000
Units outstanding		288,500	292,500